Supplement dated December 8, 2009 to your Prospectus dated May 1, 2009

Separate Account Twelve:

333-114401	The HART Program - Group Variable Funding Agreements - HV-4900
333-114404	The HART Program - Group Variable Funding Agreements - HV-4824

Supplement dated December 8, 2009 to your Prospectus dated May 1, 2009

FUND NAME CHANGE

THE HARTFORD GLOBAL EQUITY FUND

Effective December 11, 2009 The Hartford Global Equity Fund is renamed The Hartford Global Research Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.